UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09329

                 ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2006

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.3%
France - 3.9%
Sanofi-Aventis                                             84,224   $  6,975,145
                                                                    ------------
India - 2.4%
Ranbaxy Laboratories, Ltd. (GDR)                          381,064      4,344,129
                                                                    ------------
Israel - 4.6%
Teva Pharmaceutical Industries, Ltd. (ADR)                250,280      8,364,358
                                                                    ------------
Japan - 4.3%
Shionogi & Co., Ltd.                                      295,000      4,030,497
Takeda Pharmaceutical Co., Ltd.                            62,200      3,723,726
                                                                    ------------
                                                                       7,754,223
                                                                    ------------
Switzerland - 20.1%
Alcon, Inc.                                                82,300     10,524,524
Nobel Biocare Holding AG                                   36,035      8,495,127
Novartis AG                                               170,027      8,647,453
Roche Holding AG                                           62,995      8,751,933
                                                                    ------------
                                                                      36,419,037
                                                                    ------------
United States - 61.0%
Abgenix, Inc.(a)                                          164,400      2,084,592
Allergan, Inc.                                             79,300      7,265,466
Amgen, Inc.(a)                                             80,400      6,405,468
Amylin Pharmaceuticals, Inc.(a)                            98,200      3,416,378
Bausch & Lomb, Inc.                                        12,900      1,040,772
Caremark Rx, Inc.(a)                                      145,900      7,284,787
Cephalon, Inc.(a)                                          74,200      3,444,364
Eli Lilly & Co.                                            82,600      4,420,752
Forest Laboratories, Inc.(a)                               88,200      3,437,154
Genentech, Inc.(a)                                         93,080      7,838,267
Gilead Sciences, Inc.(a)                                  167,100      8,147,796
Health Management Associates, Inc., Series A              194,210      4,558,109
Johnson & Johnson                                          59,500      3,765,160
St. Jude Medical, Inc.(a)                                 178,000      8,330,400
Stryker Corp.                                             101,400      5,012,202
Tanox, Inc.(a)                                             67,600        990,340
UnitedHealth Group, Inc.                                  154,600      8,688,520
WellPoint, Inc.(a)                                        192,000     14,557,440
Wyeth                                                     121,040      5,600,521
Zimmer Holdings, Inc.(a)                                   58,100      4,002,509
                                                                    ------------
                                                                     110,290,997
                                                                    ------------
Total Common Stocks
   (cost $106,484,798)                                               174,147,889
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 2.6%
Time Deposit - 2.6%
Bank of Montreal
   3.85%, 10/03/05
   (cost $4,800,000)                                      $4,800    $  4,800,000
                                                                    ------------
Total Investments - 98.9%
   (cost $111,284,798)                                               178,947,889
Other assets less liabilities - 1.1%                                   1,903,718
                                                                    ------------
Net Assets - 100%                                                   $180,851,607
                                                                    ============

(a)  Non-income producing security.

     Glossary of terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

      40.3% Drugs
      23.0% Medical Products
      19.6% Medical Services
      14.4% Biotechnology
       2.7% Short-Term
     -----
     100.0% Total Investments
     =====

     * All data are as of September 30, 2005. The Fund's industry breakdown is expressed as a percentage of total investments and may vary over time.

     Please Note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Health Care Fund, Inc.


By: /s/ Marc O. Mayer
    -----------------
    Marc O. Mayer
    President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -----------------
    Marc O. Mayer
    President

Date: November 28, 2005


By: /s/ Mark D. Gersten
    -------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: November 28, 2005